CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before Income tax from continuing operations	$ (98,600)	$ (206,162)	$ (207,126)
Loss before Income tax from discontinued operations	(4,917)	(25,128)	(19,337)
Loss before Income tax	(103,517)	(231,290)	(226,463)
Depreciation and amortization of tangible and intangible assets	9,841	11,646	9,656
Impairment losses on loans, receivables and other assets	1,054	6,008	2,011
Impairment losses on obsolete inventories	215	1,947	416
Share-based payment expense	5,276	8,240	34,548
Net loss from disposal of tangible and intangible assets	173	35	180
Change in provision for liabilities and other charges	(17,089)	473	(243)
Lease modification (income)/expense	95	23	(37)
Interest income	(2,353)	(2,721)	(996)
Discounting effect (income) / expense	(73)	486	0
Net foreign exchange (gain)/loss	10,942	5,517	(7,656)
Net loss on financial instruments at fair value through profit or loss	13,364	7,167	998
Impairment losses / (reversals) on financial assets at fair value through OCI	0	(35)	88
Net loss recognized on disposal of debt instruments held at fair value through OCI	3,908	2,290	0
Share-based payment expense - settlement	(291)	(444)	(1,237)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	8,159	(39,526)	(3,017)
Increase in inventories	(236)	(4,036)	(3,751)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	699	(3,099)	26,341
Income taxes paid	(3,143)	(2,859)	(2,017)
Net cash flows used in operating activities	(72,976)	(240,178)	(171,179)
Cash flows from investing activities
Purchase of property and equipment	(2,253)	(11,147)	(7,166)
Proceeds from sale of property and equipment	112	11	22
Purchase of intangible assets	0	0	(19)
Interest received	4,826	4,762	2,602
Movement in other non-current assets	471	(1,586)	(683)
Movement in term deposits and other financial assets	59,377	220,207	(399,566)
Net cash flows (used in) / from investing activities	62,533	212,247	(404,810)
Cash flows from financing activities
Interest settled - financing	(1,083)	(41)	(74)
Payment of lease interest	(1,105)	(1,496)	(1,543)
Repayment of lease liabilities	(5,185)	(7,170)	(5,072)
Equity transaction costs	(40)	(79)	(7,779)
Capital Contributions	0	0	348,646
Proceeds from exercise of stock options	0	26	68
Net cash flows (used in) / from financing activities	(7,413)	(8,760)	334,246
Net decrease in cash and cash equivalents	(17,856)	(36,691)	(241,743)
Effect of exchange rate changes on cash and cash equivalents	(18,241)	(8,820)	(15,098)
Cash and cash equivalents at the beginning of the period	71,579	117,090	373,931
Cash and cash equivalents at the end of the period	$ 35,483	$ 71,579	$ 117,090